Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related-Party Transactions

12.	RELATED–PARTY TRANSACTIONS

Service Revenue –

On April 10, 2013, the Company entered into a service agreement with its 20% unconsolidated investee, Xun Yun Tian Technologies (Zhejiang). Services provided by the Company include (1.) monthly recurring management services for providing technology, business team formation and training, initial contract solicitation to potential customers, in order to create business opportunities and transactional contracts for RMB 120,000 per month, (2.) non-recurring technical labor service for transferring high-end wireless technology and achieving business contracts which would allow Xun Yun Tian Technologies secure leading wireless technology position in PRC for RMB 1,000,000 every four months. The agreement will expire in October, 2014. As of March 31, 2014, the Company had provided and received service revenue from the investee in an aggregated amount of $164,758 for the three-month ended March 31, 2014.

Accounts Payable –

As of March 31, 2014 and December 31, 2013, the Company had accounts payable to Xun Yun Tian Technologies (Zhejiang), the Company’s 20% unconsolidated investee, in aggregated amount of $4,998 and $0 which arose from purchases of inventories amounted of $5,790 and $0 for the three-month ended March 31, 2014 and 2013.

12.	RELATED–PARTY TRANSACTIONS

On April 10, 2013, the Company entered into a service agreement with its 20% unconsolidated investee, Xun Yun Tian Technologies (Zhejiang). Services provided by the Company include (1.) monthly recurring management services for providing technology, business team formation and training, initial contract solicitation to potential customers, in order to create business opportunities and transactional contracts for RMB 120,000 per month (total of RMB 1,200,000 for duration from March 2013 through December 2013) (2.) non-recurring technical labor service for transferring high-end wireless technology and achieving business contracts which would allow Xun Yun Tian Technologies secure leading wireless technology position in PRC for RMB 1,000,000 every four months (total of RMB 2,000,000 for duration from May 2013 through December 2013). The agreement will expire on October, 2014. As of December 31, 2013, the Company had received service revenue from the investee in an aggregated amount of $597,990 for the year ended December 31, 2013.